Other financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Other current financial assets	€ 896	€ 1,504
Other non-current financial assets	2,301	1,967
Financing receivables held for operating and non operating purpose
Other financial assets
Other current financial assets	896	1,504
Other non-current financial assets	2,240	1,911
Financing receivables held for operating purposes
Other financial assets
Other current financial assets	41	19
Other non-current financial assets	2,240	1,911
Long-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	34	11
Other non-current financial assets	2,240	1,911
Short-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	7	8
Financing receivables held for non operating purpose
Other financial assets
Other current financial assets	855	1,485
Securities held for operating purposes
Other financial assets
Other non-current financial assets	€ 61	€ 56